Segment information and information by geographical area (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Net sales to customers		€ 75,822	€ 66,919	€ 55,762
Operating profit		9,983	8,012	2,157
Net provisions for contingencies		1,120	886	505
Depreciation and amortization		6,988	7,483	7,559
Impairments of tangible and intangible assets			862	1,067
Reversals of tangible and intangible assets		866	(225)	(475)
Write-off		100	263	350
Share of profit (loss) of equity-accounted investments		(68)	(267)	(326)
Identifiable assets	[1]	85,483	89,816	99,068
Unallocated Assets		32,890	25,112	25,477
Equity-accounted investments		7,044	3,511	4,040
Identifiable liabilities	[2]	34,540	33,876	33,931
Unallocated liabilities		32,760	32,973	37,528
Capital expenditure in tangible and intangible assets		9,119	8,681	9,180
Exploration & Production [Member]
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Net sales from operations	[3]	25,744	19,525	16,089
Less: intersegment sales		(15,801)	(12,394)	(9,711)
Net sales to customers		9,943	7,131	6,378
Operating profit		10,214	7,651	2,567
Net provisions for contingencies		235	479	123
Depreciation and amortization		6,152	6,747	6,772
Impairments of tangible and intangible assets		1,025	650	740
Reversals of tangible and intangible assets		299	808	1,440
Write-off		97	260	153
Share of profit (loss) of equity-accounted investments		158	(99)	(198)
Identifiable assets	[1]	63,051	66,661	75,716
Equity-accounted investments		4,972	1,234	1,626
Identifiable liabilities	[2]	18,110	17,273	17,433
Capital expenditure in tangible and intangible assets		7,901	7,739	8,254
Gas & Power [Member]
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Net sales from operations	[3]	55,690	50,623	40,961
Less: intersegment sales		(12,581)	(10,777)	(8,898)
Net sales to customers		43,109	39,846	32,063
Operating profit		629	75	(391)
Net provisions for contingencies		53	(20)	50
Depreciation and amortization		408	345	354
Impairments of tangible and intangible assets		56	56	167
Reversals of tangible and intangible assets		127	202	86
Write-off		1	2	2
Share of profit (loss) of equity-accounted investments		9	(10)	19
Identifiable assets	[1]	9,989	11,058	12,014
Equity-accounted investments		494	509	592
Identifiable liabilities	[2]	8,314	8,851	8,923
Capital expenditure in tangible and intangible assets		215	142	120
Refining & Marketing and Chemical [Member]
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Net sales from operations	[3]	25,216	22,107	18,733
Less: intersegment sales		(2,622)	(2,336)	(1,605)
Net sales to customers		22,594	19,771	17,128
Operating profit		(380)	981	723
Net provisions for contingencies		274	182	171
Depreciation and amortization		399	360	389
Impairments of tangible and intangible assets		193	131	120
Reversals of tangible and intangible assets			77	16
Write-off		2	1	195
Share of profit (loss) of equity-accounted investments		(67)	(57)	(3)
Identifiable assets	[1]	11,692	11,599	10,712
Equity-accounted investments		275	321	289
Identifiable liabilities	[2]	4,319	4,005	3,968
Capital expenditure in tangible and intangible assets		877	729	664
Corporate and other activities [Member]
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Net sales from operations	[3]	1,589	1,462	1,343
Less: intersegment sales		(1,413)	(1,291)	(1,150)
Net sales to customers		176	171	193
Operating profit		(691)	(668)	(681)
Net provisions for contingencies		579	245	438
Depreciation and amortization		59	60	72
Impairments of tangible and intangible assets		18	25	40
Share of profit (loss) of equity-accounted investments		(168)	(101)	(144)
Identifiable assets	[1]	1,171	1,108	1,146
Equity-accounted investments		1,303	1,447	1,533
Identifiable liabilities	[2]	4,072	4,053	3,939
Capital expenditure in tangible and intangible assets		143	87	55
Adjustments of intragroup profits [Member]
Disclosure Of Entitys Reportable Segments Explanatory [Line Items]
Operating profit		211	(27)	(61)
Net provisions for contingencies		(21)		(277)
Depreciation and amortization		(30)	(29)	(28)
Identifiable assets	[1]	(420)	(610)	(520)
Identifiable liabilities	[2]	(275)	(306)	(332)
Capital expenditure in tangible and intangible assets		€ (17)	€ (16)	€ 87

[1]	Includes assets directly associated with the generation of operating profit.
[2]	Includes liabilities directly associated with the generation of operating profit.
[3]	Before elimination of intersegment sales.